Accruals and Other Payables	12 Months Ended
Dec. 31, 2024
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES

8. ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Accrued staff costs	30,822	55,634
Accrued professional fees	219,063	171,556
Payables for rental of server	1,787	4,492
Others	10,406	13,351
Total	262,078	245,033